NET LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to Adagene Inc.'s shareholders	$ (73,177,935)	$ (42,397,279)	$ (16,432,308)
Accretion of convertible redeemable preferred shares to redemption value	(28,553)	(248,113)	(246,184)
Net loss attributable to ordinary shareholders	$ (73,206,488)	$ (42,645,392)	$ (16,678,492)
Weighted average number of ordinary shares used in per share calculation:
Weightedaverage number of ordinary shares outstanding-basic	50,032,009	15,950,698	15,178,232
Weightedaverage number of ordinary shares outstanding-diluted	50,032,009	15,950,698	15,178,232
Net Loss per share-basic	$ (1.46)	$ (2.67)	$ (1.10)
Net Loss per share- diluted	$ (1.46)	$ (2.67)	$ (1.10)